Income Taxes (Future Income Taxes (Recovery)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	$ 24,307	$ 27,170
Less: valuation allowance	(24,307)	(27,170)
Net future tax assets	0	0
SRED expenditures [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	2,195	2,195
Income tax loss carryforwards [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	19,355	22,220
Non-refundable investment tax credits [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	1,719	1,719
Share issue costs [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	19	31
Accrued expenses [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	0	0
Fixed and intangible assets [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	1,019	1,006
Harmonization credit [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	$ 0	$ 0